Tax assets and liabilities	12 Months Ended
Dec. 31, 2018
Tax assets and liabilities
Tax assets and liabilities

C8    Tax assets and liabilities

C8.1 Deferred tax

The statement of financial position contains the following deferred tax assets and liabilities in relation to:

	2018 £m
			Movement	Other
			through	movements
			other	including
		Movement in	comprehensive	foreign
		income	income and	currency
	At 1 Jan	statement	equity	movements	At 31 Dec
Deferred tax assets
Unrealised losses or gains on investments	14	1	93	5	113
Balances relating to investment and insurance contracts	1	—	—	—	1
Short-term temporary differences	2,532	(266)	(8)	81	2,339
Capital allowances	14	—	—	1	15
Unused tax losses	66	23	—	38	127
Total	2,627	(242)	85	125	2,595

Deferred tax liabilities
Unrealised losses or gains on investments	(1,748)	666	195	20	(867)
Balances relating to investment and insurance contracts	(872)	(91)	—	(39)	(1,002)
Short-term temporary differences	(2,041)	68	(15)	(109)	(2,097)
Capital allowances	(54)	(1)	—	(1)	(56)
Total	(4,715)	642	180	(129)	(4,022)

Of the short-term temporary differences of £2,339 million relating to deferred tax assets, £2,194 million relating to the US insurance operations is expected to be recovered in line with the run off of the in-force book, and the remaining balances of the £145 million are expected to be recovered within 10 years.

The deferred tax balances at 31 December 2018 and 2017 arise in the following parts of the Group:

	Deferred tax assets		Deferred tax liabilities
	2018 £m	2017 £m	2018 £m	2017 £m
Asia operations	119	112	(1,257)	(1,152)
US operations	2,295	2,300	(1,688)	(1,845)
UK and Europe	126	157	(1,061)	(1,703)
Other operations	55	58	(16)	(15)
Total	2,595	2,627	(4,022)	(4,715)

Under IAS 12 ‘Income Taxes’, deferred tax is measured at the tax rates that are expected to apply to the period when the asset is realised or the liability settled, based on the tax rates (and laws) that have been enacted or are substantively enacted at the end of the reporting period.

Deferred tax assets are recognised to the extent that they are regarded as recoverable, that is to the extent that, on the basis of all available evidence, it can be regarded as more likely than not that there will be suitable taxable profits from which the future reversal of the underlying temporary differences can be deducted.

The taxation regimes applicable across the Group often apply separate rules to trading and capital profits and losses. The distinction between temporary differences that arise from items of either a trading or capital nature may affect the recognition of deferred tax assets. For the 2018 results and financial position at 31 December 2018 the following tax benefits have not been recognised:

	31 Dec 2018		31 Dec 2017
	Tax benefit £m	Losses £bn	Tax benefit £m	Losses £bn
Capital losses	49	0.2	79	0.4
Trading losses	49	0.2	74	0.3

Of the unrecognised trading losses, losses of £34 million will expire within the next ten years, the rest have no expiry date.

Some of the Group’s businesses are located in jurisdictions in which a withholding tax charge is incurred upon the distribution of earnings. Deferred tax liabilities of £117 million (2017: £120 million) have not been recognised in respect of such withholding taxes as the Group is able to control the timing of the distributions and it is probable that the timing differences will not reverse in the foreseeable future.

C8.2   Current tax

Of the £618 million (31 December 2017: £613 million) current tax recoverable, the majority is expected to be recovered in one year or less. The current tax recoverable includes £112 million in relation to the litigation relating to the historic tax treatment of dividends received from overseas portfolio investments of life insurance companies. The Prudential Assurance Company Limited (“PAC”) was the test case for the litigation. In July 2018, the UK Supreme Court ruled in PAC’s favour on most of the substantive issues. PAC and HM Revenue &  Customs (“HMRC”) are working through the mechanics of implementing the Supreme Court decision. PAC expects to receive full and final repayment from HMRC in 2019.

The current tax liability of £568 million (31 December 2017: £537 million) includes £149 million (31 December 2017: £139 million) of provisions for uncertain tax matters. Further detail is provided in note B4.